The Company - U.S. Department of Energy Phase Two NuScale SMR First of a kind ("FOAK") Nuclear Demonstration Readiness Project (Details) - Phase Two NuScale SMR First of a kind ("FOAK") Nuclear Demonstration Readiness Project - USD ($)
$ in Thousands
	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost share		$ 40,000
Cost share (as a percent)	46.00%	50.00%
Amount eligible to receive			$ 43,200
Cumulative cash received			$ 41,854
Government [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost share		$ 40,000
Cost share (as a percent)		50.00%